Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Discontinued Operations

(8)               Discontinued Operations

During the years ended December 31, 2011, 2010 and 2009, the Company sold a total of ten investment properties and a portion of three investment properties.  The following table summarizes the properties sold, date of sale, indebtedness repaid, approximate sales proceeds (net of closing costs), gain on sale and whether the sale qualified as part of a tax deferred exchange.

Property Name	Date of Sale	Indebtedness repaid	Sales Proceeds (net of closing costs)	Gain (loss) on Sale	Tax Deferred Exchange

Wisner-Milwaukee Plaza	January 30, 2009	-	3,679	1,883	No
Western-Howard Plaza	February 10, 2009	-	1,709	117	No
Montgomery Plaza	April 8, 2009	-	193	-	No
Lake Park Plaza (partial)	April 30, 2009	-	1,618	8	No
Park Center Plaza (partial)	April 30, 2010	-	829	521	No
Springboro Plaza	August 5, 2010	5,510	6,790	230	No
Northgate Center	September 1, 2010	6,211	1,726	(9)	No
Homewood Plaza	November 29, 2010	-	2,375	1,108	No
Schaumburg Golf Road Retail	February 14, 2011	-	2,090	197	No
Park Center Plaza (partial)	August 18, 2011	-	2,977	358	No
Rose Plaza East & West	October 7, 2011	-	4,899	895	No
Orland Park Retail	October 28, 2011	-	920	59	No

If the Company determines that an investment property meets the criteria to be classified as held for sale, it suspends depreciation on the assets held for sale, including depreciation for tenant improvements and additions, as well as on the amortization of acquired in-place leases and customer relationship values.  The assets and liabilities associated with those assets would be classified separately on the consolidated balance sheets for the most recent reporting period.  As of December 31, 2011, there were no properties classified as held for sale.

On the accompanying consolidated balance sheets at December 31, 2011 and 2010, the Company has recorded $260 and $264, respectively of assets related to discontinued operations and $66 and $38, respectively of liabilities related to discontinued operations.  These amounts are reflected as a component of other assets and other liabilities on the accompanying consolidated balance sheets.  Additionally, for the years ended December 31, 2011, 2010 and 2009, the Company has recorded income (loss) from discontinued operations of ($302), $2,132, and $3,415, respectively, including gains on sale of $1,510, $1,490 and $2,009, respectively.  The Company does not disclose a detailed breakout of discontinued operations as the results are not material to the consolidated financial statements.

During the six months ended June 30, 2012, the Company sold two investment properties and classified one as held for sale, which it had not classified as held for sale as of December 31, 2011.  The results of operations from such properties have been reclassified as income from discontinued operations for the years ended December 31, 2011, 2010 and 2009.  The effect of the reclassifications resulted in a decrease to income from discontinued operations of $2,246 for the year ended December 31, 2011 and increases of $294 and $242 for the years ended December 31, 2010 and 2009, respectively.